Schedule of information relating to financing and operating lease activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Finance leases:
Depreciation of assets	$ 5,128	$ 5,128	$ 6,232
Interest of finance lease liabilities	800	800	820
Total lease expenses	5,928	5,928	7,052
Operating lease:
Operating lease cost – straight line	22,116	23,020	22,160
Cash outflows related to finance leases:
Financing cash outflows – principal paid	5,334	5,334	33,910
Financing cash outflows – interests paid	800	800	820
Cash outflows related to finance leases	6,134	6,134	34,730
Cash outflows related to operating lease:
Operating cash outflows – rental paid	$ 23,846	$ 23,846	$ 23,846